Document and Entity Information	Apr. 14, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Apr. 14, 2023
Entity File Number	001-38544
Entity Registrant Name	Cenntro Electric Group Limited
Entity Central Index Key	0001707919
Entity Incorporation, State or Country Code	C3
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	501 Okerson Road
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	732
Local Phone Number	820-6757
Title of 12(b) Security	Ordinary Shares
Trading Symbol	CENN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false